FINANCIAL INSTRUMENTS (Concentration Risk) (Details) - Customer Concentration Risk [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Operating revenues	$ 41,929	$ 52,653	$ 108,632
Sales Revenue, Net [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Concentration risk, percentage	31.76%	38.00%	37.00%